Note 14 - Income Tax	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Income Tax Disclosure [Text Block]
14.	Income tax

The following is a reconciliation stated as a percentage of pre-tax earnings of the Ontario, Canada combined statutory corporate income tax rate to the Company’s effective tax rate:

	2018	2017

Combined statutory rate	26.5%	26.5%
Nondeductible expenses	2.5	2.1
Tax effect of flow through entities	(1.4)	(1.1)
Impact of changes in foreign exchange rates	0.2	0.5
Adjustments to tax liabilities for prior periods	0.2	0.9
Effect of changes in enacted US federal tax rate	-	7.5
Effect of changes in enacted tax rate in other jurisdictions	(0.7)	-
Changes in liability for unrecognized tax benefits	(0.3)	(0.4)
Stock-based compensation	0.9	0.6
Foreign, state, and provincial tax rate differential	(0.2)	2.6
Change in valuation allowance	(0.1)	(0.9)
Contingent acquisition consideration	1.2	1.0
Other	0.5	0.4
Effective income tax rate	29.3%	39.7%

Earnings before income tax by jurisdiction comprise the following:

	2018	2017

Canada	$21,627	$21,814
United States	40,097	33,597
Foreign	120,110	100,570
Total	$181,834	$155,981

Income tax expense (recovery) comprises the following:

	2018	2017

Current
Canada	$5,134	$4,031
United States	1,768	3,235
Foreign	40,221	36,310
	47,123	43,576

Deferred
Canada	1,689	3,185
United States	10,732	20,657
Foreign	(6,284)	(5,511)
	6,137	18,331

Total	$53,260	$61,907

The deferred income tax expense for the United States for the year ended
December 31, 2017
includes the tax effect of changes in the enacted US federal tax rate of
$11,678.

The significant components of deferred income tax are as follows:

	2018	2017

Loss carry-forwards and other credits	$19,056	$37,869
Expenses not currently deductible	31,508	34,265
Revenue not currently taxable	(8,416)	(15,227)
Stock-based compensation	157	525
Investments	10,628	11,290
Provision for doubtful accounts	4,871	4,221
Financing fees	(83)	162
Net unrealized foreign exchange losses	126	(634)
Depreciation and amortization	(42,257)	(32,035)
Less: valuation allowance	(8,945)	(11,079)
Net deferred income tax asset	$6,645	$29,357

As at
December 31, 2018,
the Company believes that it is more likely than
not
that the net deferred tax assets of
$6,645
will be realized based upon future income, consideration of net operating loss (“NOL”) limitations, earnings trends, and tax planning strategies. The amount of deferred tax assets considered realizable, however, could be reduced in the near term if estimates of future earnings are reduced.

The Company has pre-tax NOL carry-forward balances as follows:

	Pre-tax loss carry forward		Pre-tax losses not recognized		Pre-tax losses recognized
	2018	2017	2018	2017	2018	2017

Canada	$16,249	$30,904	$27	$24	$16,222	$30,880
United States	1,315	47,720	921	915	394	46,805
Foreign	39,147	50,512	27,363	30,705	11,784	19,807

The Company has pre-tax capital loss carry-forwards as follows:

	Pre-tax loss carry forward		Pre-tax losses not recognized		Pre-tax losses recognized
	2018	2017	2018	2017	2018	2017

Canada	$2,208	$1,881	$1,869	$1,567	$339	$314
United States	1,698	1,671	1,698	1,671	-	-
Foreign	6,285	7,139	6,285	7,139	-	-

These amounts above are available to reduce future, federal, state, and provincial income taxes in their respective jurisdictions. NOL carry-forward balances attributable to Canada begin to expire in
2033.
NOL carry-forward balances attributable to the United States begin to expire in
2028.
Foreign NOL carry-forward balances begin to expire in
2019.
The utilization of NOLs
may
be subject to certain limitations under federal, provincial, state or foreign tax laws.

Cumulative unremitted foreign earnings of the US subsidiaries is nil
(
2017
-
nil
). Cumulative unremitted foreign earnings of international subsidiaries of the Company approximated
$89,461
as at
December 31, 2018 (
2017
-
$42,709
). The Company has
not
provided a deferred tax liability on the unremitted foreign earnings as it is management’s intent to permanently reinvest such earnings outside of Canada. In addition, any repatriation of such earnings would not
be subject to significant Canadian or foreign taxes.

A reconciliation of the beginning and ending amounts of the liability for unrecognized tax benefits is as follows:

	2018	2017

Balance, January 1	$1,858	$2,292
Gross increases for tax positions of prior periods	6	18
Amount recognized on acquisitions	289	-
Reduction for lapses in applicable statutes of limitations	(560)	(628)
Foreign currency translation	(133)	176

Balance, December 31	$1,460	$1,858

Of the
$1,460
(
2017
-
$1,858
) in gross unrecognized tax benefits,
$1,460
(
2017
-
$1,858
) would affect the Company’s effective tax rate if recognized. For the year-ended
December 31, 2018,
additional interest and penalties of
$6
related to uncertain tax positions was accrued (
2017
-
$18
). The Company reversed
$173
of accrued interest and penalties related to positions lapsed in applicable statute of limitations in
2018
(
2017
-
$155
). As at
December 31, 2018,
the Company had accrued
$190
(
2017
-
$213
) for potential income tax related interest and penalties.

Within the next
twelve
months, the Company believes it is reasonably possible that
$130
of unrecognized tax benefits associated with uncertain tax positions may
be reduced due to lapses in statutes of limitations.

The Company files tax returns in Canada, United States and multiple foreign jurisdictions. The number of years with open tax audits varies depending on the tax jurisdiction. Generally, income tax returns filed with the Canada Revenue Agency and related provinces are open for four
to
seven
years and income tax returns filed with the US Internal Revenue Service and related states are open for three
to
five
years. Tax returns in the significant foreign jurisdictions that the company conducts business in are generally open for four
years.

The Company does
not
currently expect any other material impact on earnings to result from the resolution of matters related to open taxation years, other than noted above. Actual settlements may
differ from the amounts accrued. The Company has, as part of its analysis, made its current estimates based on facts and circumstances known to date and cannot predict changes in facts and circumstances that may
affect its current estimates.